Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 884,294,380.00
Previously Paid Amount	0.00
Total Fee Amount	122,121.05
Total Offset Amount	0.00
Net Fee	$ 122,121.05
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A